INVENTORIES, NET (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory, Net [Abstract]
Finished goods	$ 87.5	$ 98.2
Work in process	88.8	99.1
Raw materials and purchased parts	135.2	140.5
Total FIFO cost	311.5	337.8
Excess of FIFO cost over LIFO inventory value	(6.3)	(7.8)
Total inventories	$ 305.2	$ 330.0
Domestic inventories, valued using the last-in, first-out method, as a percentage of total inventory	5.00%	6.00%